INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

June 5, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of the Oak Ridge Large Cap Growth Fund and the
Oak Ridge Small Cap Growth Fund

The Trust is filing Post-Effective Amendment No. 525 to its Registration Statement under Rule 485(a)(2) to create two new series, the Oak Ridge Large Cap Growth Fund and the Oak Ridge Small Cap Growth Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer